Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Leases Disclosure [Line Items]
Containers, net book value	$ 4,125,052,000	$ 4,156,151,000
Lease loss recovery period by insurance				183 days
Bad debt expense	(1,668,000)	2,002,000	$ 2,697,000
Gain on container recovery		14,881,000	8,692,000
Insurance payment received		9,814,000
Gain on insurance recovery		$ 14,881,000	8,692,000
Insolvent Customer
Leases Disclosure [Line Items]
Lease loss recovery period by insurance		183 days
Book value of containers that would not be recovered from insolvent customer		$ 9,468,000
Bad debt expense		2,921,000	2,049,000
Cash collections from insolvent customer	3,091,000
Insurance receivable	2,106,000	1,792,000	0
Recovery of direct costs	314,000	1,383,000	4,864,000
Gain on container recovery	1,644,000	1,488,000
Gain on insurance recovery	$ 1,644,000	1,488,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value		63,120,000	23,044,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges		$ 9,059,000	$ 12,543,000